Consolidated Statements of Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Total revenue		$ 73,150	$ 68,275
Cost of sales, excluding depletion		16,003	15,321
Depletion		29,028	29,580
Total cost of sales		45,031	44,901
Gross profit		28,119	23,374
Expenses and other (income)
Administration expenses	[1]	6,897	6,850
Project evaluation	[1]	4,356	4,450
Foreign exchange loss (gain)		2,631	(2,434)
Finance income		(76)	(722)
Finance expense		1,661	2,187
Mineral, royalty and other interests impairments		4,475	9,104
(Gain) on mineral interest disposal and other		(498)	(4,848)
(Gain) on revaluation of investments		(31)	(5,827)
Income before taxes		8,704	14,614
Current income tax expense		1,290	868
Deferred income tax expense		1,542	3,209
Income tax expense		2,832	4,077
Net income for the year		$ 5,872	$ 10,537
Earnings per share
Basic earnings per share		$ 0.03	$ 0.06
Diluted earnings per share		$ 0.03	$ 0.06
Weighted average number of common shares outstanding
Basic		183,381,187	167,265,059
Diluted		190,985,786	174,703,186
Sales [member]
Total revenue		$ 50,632	$ 49,208
Royalty revenue [member]
Total revenue		$ 22,518	$ 19,067

[1]	Equity settled stock based compensation (a non-cash item) is included in administration expenses and project evaluation $ 3,858 $ 3,785